COMMITMENTS AND CONTINGENCIES, Employee Agreements (Details)	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies [Abstract]
Concentration risk percentage	69.00%
Collective bargaining agreements, maximum annual escalation per employee, percent	4.50%
Employees Subject to Collective Bargaining Arrangements Expiring within One Year
Commitments and Contingencies [Abstract]
Concentration risk percentage	87.00%